UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2012

Check here if Amendment [  ];     Amendment Number:
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital Management (UK) LLP
Address: Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:     028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter Head
Title:     Compliance Officer
Phone:     +44 (0)20 7968 7378

Signature, Place, and Date of Signing:

/s/ Peter Head            London, England          February 1, 2013
------------------        ---------------          ----------------
[Signature]               [City, State]            [Date]

Report Type     (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          Nil

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $91,698
                                            (thousands)

                       Cheyne Capital Management (UK) LLP
                           Form 13F Information Table


Name                           Title of Class      CUSIP    Value     SHRS or   SH/  Put/  Investment   Other     Voting Authority
                                                            x$1000  PRN Amount  PRN  Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                      NOTE 1.250%12/1   001084AM4      21   1,000,000  PRN           SOLE             1,000,000
AUTOLIV INC                    COM               052800109   1,730       4,000  SH            SOLE                 4,000
BAIDU INC                      SPON ADR REP A    056752108     412       4,108  SH            SOLE                 4,108
BANK OF AMERICA CORPORATION    COM               060505104     116      10,000  SH            SOLE                10,000
BARRICK GOLD CORP              COM               067901108     700      20,000  SH            SOLE                20,000
BIOMARIN PHARMACEUTICAL INC    NOTE 1.875% 4/2   09061GAD3      20     500,000  PRN           SOLE               500,000
CATERPILLAR INC DEL            COM               149123101   1,541      17,200  SH            SOLE                17,200
CENTRAL EUROPEAN DIST CORP     NOTE 3.000% 3/1   153435AA0     134     250,000  PRN           SOLE               250,000
CHART INDS INC                 NOTE 2.000% 8/0   16115QAC4   2,111   1,700,000  PRN           SOLE             1,700,000
CITIGROUP INC                  COM NEW           172967424   1,060      26,800  SH            SOLE                26,800
COBALT INTL ENERGY INC         NOTE 2.625% 12/0  19075FAA4   1,000   1,000,000  PRN           SOLE             1,000,000
CVR ENERGY INC                 COM               12662P108     285     730,169  SH            SOLE               730,169
DELTA AIR LINES INC DEL        COM NEW           247361702     519      43,676  SH            SOLE                43,676
E-COMMERCE CHINA DANGDANG IN   SPN ADR COM A     26833A105     388      93,480  SH            SOLE                93,480
EQUINIX INC                    NOTE 3.000% 10/1  29444UAG1     779   4,000,000  PRN           SOLE             4,000,000
GILEAD SCIENCES  INC           NOTE 1.000% 5/0   375558AN3   1,231     750,000  PRN           SOLE               750,000
GOLDCORP INC NEW               NOTE 2.000% 8/0   380956AB8   1,659   1,500,000  PRN           SOLE             1,500,000
INSULET CORP                   NOTE 3.750% 6/1   45784PAC5   1,092   1,000,000  PRN           SOLE             1,000,000
JPMORGAN CHASE & CO            COM               46625H100     835      19,000  SH            SOLE                19,000
MONSANTO CO NEW                COM               61166W101     628       6,630  SH            SOLE                 6,630
MORGAN STANLEY                 COM NEW           617446448     727       3,800  SH            SOLE                 3,800
NETAPP INC                     NOTE 1.750% 6/0   64110DAB0   1,913   1,700,000  PRN           SOLE             1,700,000
NEXEN INC                      COM               65334H102  47,514   1,763,693  SH            SOLE             1,763,693
NUANCE COMMUNICATIONS INC      NOTE 2.750% 11/0
                               ADDED             67020YAF7   2,177   2,000,000  PRN           SOLE             2,000,000
NVR INC                        COM               62944T105     856         930  SH            SOLE                   856
PROLOGIS                       NOTE 3.250% 3/1   74340XAT8   1,138   1,000,000  PRN           SOLE             1,000,000
PROMOTORA DE INFORMACIONES     ADR CL B CONV     74343G303     257     242,772  SH            SOLE               242,772
PROMOTORA DE INFORMACIONES     ADR CL A SHS      74343G204      47       3,999  SH            SOLE                 3,999
QIHOO 360 TECHNOLOGIES CO LTD  ADS               74734M109     475      16,000  SH            SOLE                16,000
SANDISK CORP                   NOTE 1.500% 8/1   80004CAD3   1,165   1,000,000  PRN           SOLE             1,000,000
SHAW GROUP INC                 COM               820280105   5,233     112,276  SH            SOLE               112,276
TITANIUM METALS CORP           COM NEW           888339207   4,989     302,177  SH            SOLE               302,177
DISNEY WALT CO                 COM DISNEY        254687106     349       7,000  SH            SOLE                 7,000
WELLS FARGO & CO NEW           COM               949746101     342      10,000  SH            SOLE                10,000
XPO LOGISTICS INC              NOTE 4.500% 10/0  983793AA8   1,192   1,000,000  PRN           SOLE             1,000,000
YOUNG INNOVATIONS INC          COM               987520103   7,063     179,223  SH            SOLE               179,223
